Segment and Geographic Information - External Revenue Allocated by Manufacturing Location (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thailand
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	46.00%	44.00%	36.00%
China
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)		11.00%	16.00%
Malaysia
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	11.00%	12.00%	13.00%